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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01920
                                   ---------------------------------------------

                                  Stralem Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  645 Madison Avenue            New York, New York                     10022
--------------------------------------------------------------------------------
      (Address of principal executive offices)                       (Zip code)

                               Philippe E. Baumann

Stralem & Company Incorporated       645 Madison       Avenue New York, NY 10022
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123
                                                    ----------------------------

Date of fiscal year end:        October 31, 2008
                            -------------------------

Date of reporting period:       October 31, 2008
                            -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                               STRALEM EQUITY FUND
                           (A SERIES OF STRALEM FUND)
                              FINANCIAL STATEMENTS

                                OCTOBER 31, 2008

STRALEM FUND
                                      645 MADISON AVE, NEW YORK, NY 10022-1010
                                              TELEPHONE: (212) 888-8123
                                                 FAX: (212) 888-8152

                                                    December 2008

Dear Shareholder,

Each year following the close of Stralem Equity Fund's fiscal year on October 31st, we report to you on the Fund's results and share our current investment outlook.

PERFORMANCE
-----------

Stralem Equity Fund invests in U.S. large capitalization equities. For the year ended October 31, 2008, Stralem Equity Fund returned -26.55% before taxes and after fees and expenses vs. the S&P 500 Index's (the "Index") total return of -36.10% (no fees or expenses) as shown in the table below. The Fund declared and paid a dividend of $1.53 (investment income only) to shareholders of record as of October 29, 2008. Over 5 years, Stralem Equity Fund achieved an average annualized total return of 3.71% (after fees and expenses) vs. the Index's total return of 0.26% (no fees and expenses). Since its inception on January 18, 2000, Stralem Equity Fund has achieved an average annualized return of 0.84% (after fees and expenses) vs. the Index, which has had an average annualized total return of -2.88%.

RETURNS BEFORE TAXES AND AFTER FEES AND EXPENSES
--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/08
--------------------------------------------------------------------------------
                                1 YR              5 YRS       SINCE INCEPTION*
--------------------------------------------------------------------------------
STRALEM EQUITY FUND           -26.55%             3.71%             0.84%
--------------------------------------------------------------------------------
S&P 500 INDEX                 -36.10%             0.26%            -2.88%
--------------------------------------------------------------------------------

*     The inception of Stralem Equity Fund was January 18, 2000.

PERFORMANCE NOTES: Stralem Equity Fund is advised by Stralem & Company Incorporated, an independent, SEC registered investment adviser established in 1966. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Portfolios can suffer losses as well as gains. Performance results are calculated on a total return basis, which includes all income from dividends and interest and realized and unrealized gains or losses. Assuming dividends are reinvested, the growth in dollars of an investment in a period can be computed using these rates of return. Performance results for Stralem Equity Fund are stated after management fees and expenses
(net) but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investors are urged to consider the Fund's investment objectives, risks, charges and expenses of the investment company carefully before investing. The Stralem Equity Fund prospectus contains a discussion of these factors and other information and should be read carefully before investing. For performance data current to the most recent month end or to receive a prospectus, please call (866) 822-9555.toll free. The S&P 500 Index is used to indicate the type of investment environment existing during the time periods shown. The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. It is shown with dividends included and reflects no deduction for fees, expenses or taxes.

Since inception, January 18, 2000, through October 31, 2008, a $10,000 investment in Stralem Equity Fund would have grown (after fees and expenses) to $10,758, outperforming a $10,000 investment in the Index which would have declined (excluding fees and expenses) to $8,276.

                      STRALEM EQUITY FUND VS. S&P 500 INDEX
                                Growth of $10,000
                       January 18, 2000 - October 31, 2008

                              [LINE GRAPH OMITTED]

                                      STRALEM
                                       EQUITY           S&P 500
                                        FUND             INDEX
                                       ------           -------
                    1/18/2000         $10,000           $10,000
                   10/31/2000          10,499            10,608
                   10/31/2001           9,275             7,968
                   10/31/2002           7,991             6,765
                   10/31/2003           8,965             8,171
                   10/31/2004          10,153             8,940
                   10/31/2005          11,771             9,718
                   10/31/2006          12,828            11,305
                   10/31/2007          14,647            12,952
                   10/31/2008          10,758             8,276

INVESTMENT REVIEW AND PORTFOLIO ADJUSTMENTS
-------------------------------------------

In the management of Stralem Equity Fund, Stralem & Company Incorporated ("Stralem") employs a proprietary investment process that has been used to structure the portfolio and select stocks since Stralem opened its doors over 40 years ago. It has delivered investment premiums relative to its benchmark (i.e. the S&P 500 Index) during both up and down markets with less volatility than the market. The process evaluates market cycles, sectors and securities in a unique way with the objective of delivering both capital growth and capital preservation.

Stralem's investment philosophy is predicated on the belief that there are four types of market environments in a market cycle: two types of bull markets and two types of bear markets each characterized by momentum and valuation factors. By identifying the market environment, the portfolio's structure can be adjusted in an attempt to successfully navigate the market cycle.

                               [GRAPHIC OMITTED]

The portfolio is structured into two sectors: Up Market and Down Market. The Up Market sector contains the more aggressive, growth-oriented portion of the portfolio and is divided into three categories of companies: New Industry, New Product, and Dominant Companies. The Down Market sector is aimed at preserving capital during market declines and is divided into two categories: Low Ratio of Price to Cash Flow and High Dividend Yield. During most of 2008, the target allocation for the portfolio remained in our most defensive position--with 50% of the portfolio in each of the Up and Down Market sectors. This structure had been in place since October of 2001. However, in October of 2008, we believe that we entered the beginning of a Momentum-driven Bear Market, therefore 5% of the market value of the portfolio was shifted OUT of the Down Market Sector and into the Up Market Sector.

In a Momentum-driven Bear Market, companies are indiscriminately sold as nervous investors seek to move out of equities. Professional investors are then able to start purchasing stocks at historically low valuations and cash flow levels. Research is critical in this phase, as only extremely high quality companies with strong balance sheets, high cash flows, low debt levels, high dividends and low payout ratios are likely to withstand the accompanying economic downturn and emerge from the trough. As stocks become more and more attractively priced, the portfolio structure is likely to shift further into Up Market stocks.

UP MARKET SECTOR
----------------

During the twelve months ended October 31, 2008, the Up Market sector outperformed the S&P 500 Index on a relative basis, declining 4.8% less than the Index. Performance was relatively strong in the New Products and Dominant Companies categories. Performance was hurt by the New Industries category which was down on an absolute basis and down more than the Index. Concerns about global growth weighed on the performance of the technology companies in our New Industries category, as well as on some industrial names in our Dominant Companies category. We however remain confident in these names and believe we are witnessing a pause in the secular trends of stronger economic growth rates outside the U.S. and many emerging countries becoming drivers of global growth in their own right. Performance of the less-cyclical New Products category was buoyed in particular by Abbott Laboratories, on strong growth in sales of its blockbuster drug HUMIRA, and its next-generation drug-eluting XIENCE stent. The standout performer in the Dominant Company category was McDonald's, which in addition to its superior operating performance and diversified menu offerings, is benefiting from a "trading down" effect in these tough economic times.

DOWN MARKET SECTOR
------------------

During the twelve months ended October 31, 2008, the Down Market sector outperformed the S&P 500 Index on a relative basis, declining 5.0% less than the Index. Both the High Yield category and the Low Ratio of Price to Cash Flow category outperformed on a relative basis. Our energy companies in this category benefited from the high oil prices and refining spreads at different times during the year. Our outlook for these companies remains quite strong and our holdings represent a diverse exposure to that sector. More importantly, the global energy infrastructure is still deficient in terms of its ability to meet the growth in global energy demand. This demand-supply imbalance in refining capacity and the ability to get those refined products to market, rather than a bet on oil prices is what forms the basis for our investment in this sector, and we only see the picture moving in our direction over the long term. The outperformance of the High Yield category was led by our regulated utilities, such as Southern Company and Duke Energy. With investors increasingly fleeing to U.S. Treasuries and eschewing fixed-income spread instruments of all stripes, our utilities benefited from being a relatively safe and reliable source of yield within the equity asset class.

PURCHASES AND SALES
-------------------

The Fund made twelve sales and seven purchases during the year. Eight of these trades were executed as recently as October as part of our reduction in the Down Market and addition to the Up Market sector allocations. In our purchases, we sought extremely high quality companies with strong balance sheets, high cash flows, low debt levels, high dividend yields and low payout ratios. These are the types of companies which are likely not only to make it through the downturn but also to emerge even stronger as they take market share from weaker competitors. Within the Up Market Sector, we made eleven trades. We sold Ingersoll Rand and used the proceeds to buy Parker Hannifin, which manufactures motion and control products (including fluid power systems, electromechanical controls and related components), providing exposure to a broad base of revenue streams. When American International Group (AIG)'s auditor first began questioning the assumptions used to value the company's book of credit default swaps in February, we were concerned by the lack of transparency and sold the stock. We used the proceeds to buy Avon Products because of the potential growth to be derived from rising discretionary income in emerging markets. As we saw United HealthCare's medical loss ratios narrow, suggesting a growing inability to push rising costs through to the consumer, we sold it and bought
International Business Machines (IBM). We sold implantable device makers Medtronic and Zimmer to buy less economically sensitive Johnson & Johnson, which is also less vulnerable to company-specific adverse news events due to its broad and diverse product lines.

Within the Down Market sector, when Altria split, we sold both Altria and Phillip Morris International, convinced that the parts were not as great as the whole, and that on their own merits, neither part was well suited to Stralem's structural allocation. We used the proceeds to buy Dow Chemical. We also sold Pinnacle West when its payout ratio became too high to assure continued payment of the dividend in the long term. Finally, the sale of three Down Market Stocks
- Progress Energy, Verizon and Whirlpool - was made to raise cash to be deployed in the Up Market Sector where we began our purchases of General Electric, Johnson & Johnson and Procter & Gamble, three of the high-quality companies possessing the attributes described above.

In summary, the relative outperformance of Stralem Equity Fund was driven by four of the five categories; New Industries was the only underperforming category.

INVESTMENT OUTLOOK
------------------

We ended our annual 2007 letter to you this way:

      "We do not know when the fallout from the subprime mess will reach its nadir but if and when there is a broad and significant market contraction, we anticipate that we will move away from the 50/50 split by adding to our Up Market allocation. Until then we expect to remain equally weighted between capital preservation and capital growth. With little direct consumer or financial exposure to manage, we believe there remain ample opportunities whenever and however this story unfolds."

For much of 2008, the target allocation for the portfolio did indeed remain evenly divided between the Up Market and Down Market sectors - what we term a "bear market VALUATION-driven". This position reflected our intent to give equal weight to both preservation of capital and growth of capital. As the credit crisis has unfolded in recent months and the economy has begun its descent into a recession, we have begun to reposition the portfolio as discussed above into the lower-right-hand box, a "bear market MOMENTUM-driven" market in our lexicon. This is a market environment characterized by the need for liquidity regardless of valuation. Not seen since 1974, this market type is extremely painful for investors, but it is also a necessary process which enables long-term investors the opportunity to own stocks at values not seen in a very long time.

While the investing world seems particularly shaken at this time, one thing remains true: well run companies continue to be well run; they continue to innovate; and continue to maintain strong balance sheets, including an abundance of cash. We continue to focus intently on the international growth of U.S. companies. As they will readily tell you - that's where the growth has been, and where we believe the growth will continue to be, albeit at a much slower pace than we are used to. With a mandate to remain fully invested in long-only positions, in an environment such as this, we continue to believe that this is the correct strategy.

Please do not hesitate to contact us with any questions.

Sincerely,

/s/ Philippe E. Baumann

Philippe E. Baumann
President

STRALEM EQUITY FUND
================================================================================

PORTFOLIO INFORMATION
OCTOBER 31, 2008
(UNAUDITED)

               STRALEM EQUITY FUND PORTFOLIO HOLDINGS 10/31/2008

                              [PIE CHART OMITTED]

                        Consumer Discretionary        5%
                        Consumer Staples              4%
                        Energy                       17%
                        Financials                    3%
                        Health Care                  11%
                        Industrials                  18%
                        Information Technology       14%
                        Materials                     5%
                        Utilities                    13%
                        US Treasury Bill              7%
                        Money Market Fund             3%

Percentages are based on Fund's total portfolio.

STRALEM EQUITY FUND
================================================================================

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008

  SHARES     COMMON STOCKS - 88.8%                                     VALUE
----------   ---------------------                                 ------------
             CONSUMER DISCRETIONARY -  4.7%
               HOTELS, RESTAURANTS & LEISURE - 4.7%
    71,600       McDonald's Corp.                                  $  4,147,788
                                                                   ------------

             CONSUMER STAPLES -  3.8%
               HOUSEHOLD PRODUCTS - 1.0%
    13,900       Procter & Gamble Co.                                   897,106
                                                                   ------------
               PERSONAL PRODUCTS - 2.8%
   100,700       Avon Products, Inc.                                  2,500,381
                                                                   ------------

             ENERGY -  16.8%
               OIL, GAS & CONSUMABLE FUELS - 16.8%
    51,900       Chevron Corp.                                        3,871,740
    42,900       Devon Energy Corp.                                   3,468,894
    67,500       Occidental Petroleum Corp.                           3,748,950
   104,600       XTO Energy, Inc.                                     3,760,370
                                                                   ------------
                                                                     14,849,954
                                                                   ------------
             FINANCIALS -  3.3%
               INSURANCE - 3.3%
    87,500       Loews Corp.                                          2,905,875
                                                                   ------------

             HEALTH CARE -  11.0%
               PHARMACEUTICALS -11.0%
    54,700       Abbott Laboratories                                  3,016,705
    52,700       Eli Lilly & Co.                                      1,782,314
    13,600       Johnson & Johnson                                      834,224
   230,300       Pfizer, Inc.                                         4,078,613
                                                                   ------------
                                                                      9,711,856
                                                                   ------------

             INDUSTRIALS -  17.4%
               AEROSPACE & DEFENSE - 3.7%
    40,300       L-3 Communications Holdings, Inc.                    3,271,151
                                                                   ------------
               ELECTRICAL EQUIPMENT - 2.6%
    71,000       Emerson Electric Co.                                 2,323,830
                                                                   ------------
               INDUSTRIAL CONGLOMERATES - 3.2%
   145,600       General Electric Co.                                 2,840,656
                                                                   ------------
               MACHINERY - 7.9%
    51,400       Caterpillar, Inc                                     1,961,938
    52,200       Danaher Corp.                                        3,092,328
    50,200       Parker Hannifin Corp.                                1,946,254
                                                                   ------------
                                                                      7,000,520
                                                                   ------------

             INFORMATION TECHNOLOGY -  13.8%
               COMMUNICATIONS EQUIPMENT - 2.3%
   112,700       Cisco Systems, Inc. (a)                              2,002,679
                                                                   ------------
               COMPUTERS & PERIPHERALS - 6.4%
    65,500       Hewlett-Packard Co.                                  2,507,340
    34,300       International Business Machines Corp.                3,188,871
                                                                   ------------
                                                                      5,696,211
                                                                   ------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
    76,800       Intel Corp.                                          1,228,800
    46,300       Texas Instruments, Inc.                                905,628
                                                                   ------------
                                                                      2,134,428
                                                                   ------------

SEE NOTES TO FINANCIAL STATEMENTS

STRALEM EQUITY FUND
===============================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008

  SHARES     COMMON STOCKS - 88.8% (CONTINUED)                         VALUE
----------   ---------------------------------                     ------------
             INFORMATION TECHNOLOGY -  13.8% (CONTINUED)
               SOFTWARE - 2.7%
   107,100       Microsoft Corp.                                   $  2,391,543
                                                                   ------------

             MATERIALS -  4.8%
               CHEMICALS - 4.8%
    70,700       Dow Chemical Co.                                     1,885,569
    58,500       Eastman Chemical Co.                                 2,362,815
                                                                   ------------
                                                                      4,248,384
                                                                   ------------

             UTILITIES -  13.2%
               ELECTRIC UTILITIES -8.4%
   223,300       Duke Energy Corp.                                    3,657,654
   109,300       Southern Co. (The)                                   3,753,362
                                                                   ------------
                                                                      7,411,016
                                                                   ------------
               MULTI-UTILITIES - 4.8%
    98,100       Consolidated Edison, Inc.                            4,249,692
                                                                   ------------

             TOTAL COMMON STOCKS (COST $83,499,304)                $ 78,583,070
                                                                   ------------

 PRINCIPAL   UNITED STATES TREASURY SECURITIES - 6.8%
----------   ----------------------------------------

$6,000,000   U.S. Treasury Bills, 0.59%*, due December 18, 2008
               (Cost $5,998,198)                                   $  5,996,754
                                                                   ------------

  SHARES     MONEY MARKET FUNDS - 3.2%
----------   -------------------------

 2,846,117   Dreyfus Treasury Prime Money Market Fund, 0.41%**
               (Cost $2,846,117)                                   $  2,846,117
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 98.8%
               (Cost $92,343,619)                                  $ 87,425,941
             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%             1,029,052
                                                                   ------------
             NET ASSETS  - 100.0%                                  $ 88,454,993
                                                                   ============

(a)   Non-income producing
*     Annualized yield at time of purchase, not a coupon rate.
**    Rate shown is the 7-day effective yield at October 31, 2008.

SEE NOTES TO FINANCIAL STATEMENTS

STRALEM EQUITY FUND
===============================================================================

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2008

ASSETS
   Investments, at value (cost $92,343,619)                        $ 87,425,941
   Interest and dividends receivable                                    206,057
   Receivable for capital shares sold                                 1,000,000
   Other                                                                  9,311
                                                                   ------------

      TOTAL ASSETS                                                   88,641,309
                                                                   ------------

LIABILITIES

   Payable for capital shares redeemed                                   42,574
   Payable to Investment Adviser (Note 3)                                85,532
   Payable to the Administrator (Note 3)                                 11,100
   Accrued expenses                                                      47,110
                                                                   ------------

      TOTAL LIABILITIES                                                 186,316
                                                                   ------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                                             $ 88,454,993
                                                                   ============

NET ASSET VALUE PER SHARE - BASED ON 882,573
   SHARES OF BENEFICIAL INTEREST OUTSTANDING
   (OFFERING PRICE AND REDEMPTION PRICE)                           $     100.22
                                                                   ============

ANALYSIS OF NET ASSETS:
   Paid-in capital                                                 $ 95,302,982
   Accumulated undistributed net investment income                       24,986
   Accumulated net realized losses                                   (1,955,297)
   Net unrealized depreciation                                       (4,917,678)
                                                                   ------------

                                                                   $ 88,454,993
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS

STRALEM EQUITY FUND
================================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2008

INVESTMENT INCOME:
   Dividends                                                       $  2,994,358
   Interest                                                              52,995
                                                                   ------------

      TOTAL INCOME                                                    3,047,353
                                                                   ------------

EXPENSES:
   Investment advisory (Note 3)                                       1,244,582
   Administration fees (Note 3)                                         149,304
   Professional fees                                                    301,623
   Transfer agent fees (Note 3)                                          12,000
   Trustees' fees                                                        12,000
   Insurance expense                                                      8,862
   Tax expense                                                            5,304
   Printing expenses                                                      4,367
   Other expenses                                                        35,064
                                                                   ------------

      TOTAL EXPENSES                                                  1,773,106
                                                                   ------------

Net investment income                                                 1,274,247
                                                                   ------------

Net realized losses from investments                                 (1,955,297)
Net change in unrealized appreciation of investments                (31,602,850)
                                                                   ------------

Net realized and unrealized losses on investments                   (33,558,147)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(32,283,900)
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS

STRALEM EQUITY FUND
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2008             2007
                                                                            -------------    -------------
OPERATIONS:
   Net investment income                                                    $   1,274,247    $     912,080
   Net realized (losses) gains from investments                                (1,955,297)       1,455,095
   Net increase in unrealized (depreciation) appreciation on investments      (31,602,850)      13,202,104
                                                                            -------------    -------------

   Net (decrease) increase in net assets from operations                      (32,283,900)      15,569,279
                                                                            -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Investment income                                                           (1,270,753)        (903,059)
   Realized gains from security transactions                                           --          (48,626)
                                                                            -------------    -------------

   Decrease in net assets from distributions                                   (1,270,753)        (951,685)
                                                                            -------------    -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    8,518,948       50,259,589
   Net asset value of shares issued in reinvestment of distributions            1,012,588          856,398
   Payments for shares redeemed                                               (18,433,111)     (11,902,691)
                                                                            -------------    -------------

    Net (decrease) increase in net assets from capital share transactions      (8,901,575)      39,213,296
                                                                            -------------    -------------

TOTAL (DECREASE) INCREASE IN NET ASSETS                                       (42,456,228)      53,830,890
Net assets at beginning of year                                               130,911,221       77,080,331
                                                                            -------------    -------------

NET ASSETS AT END OF YEAR                                                   $  88,454,993    $ 130,911,221
                                                                            =============    =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME AT END OF YEAR                                                    $      24,986    $      21,492
                                                                            =============    =============

CAPITAL SHARE ACTIVITY:
   Shares Sold                                                                     76,998          396,557
   Shares reinvested                                                               10,474            6,259
   Shares redeemed                                                               (149,405)         (88,486)
                                                                            -------------    -------------

   Net (decrease) increase in shares outstanding                                  (61,933)         314,330
      Shares outstanding, beginning of year                                       944,506          630,176
                                                                            -------------    -------------
      Shares outstanding, end of year                                             882,573          944,506
                                                                            =============    =============

SEE NOTES TO FINANCIAL STATEMENTS

STRALEM EQUITY FUND
================================================================================

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

                                                                                         TEN MONTHS
                                                                                            ENDED        YEAR ENDED
                                                       YEAR ENDED OCTOBER 31,             OCTOBER 31,    DECEMBER 31,
                                             ----------------------------------------     ----------     ------------
                                                2008           2007           2006           2005            2004
                                             ----------     ----------     ----------     ----------      ----------
Net asset value, beginning of period         $   138.60     $   122.32     $   113.01     $   104.45      $    91.41
                                             ----------     ----------     ----------     ----------      ----------
Income from investment operations:
   Net investment income                           1.54           1.01           0.84           0.19            0.72
   Net (losses) gains on securities              (38.39)         16.32           9.31           8.56           13.03
                                             ----------     ----------     ----------     ----------      ----------
Total from investment operations                 (36.85)         17.33          10.15           8.75           13.75
                                             ----------     ----------     ----------     ----------      ----------
Less distributions:
   Dividends from net investment income           (1.53)         (1.00)         (0.84)         (0.19)          (0.71)
   Distributions from realized gains                 --          (0.05)            --             --              --
                                             ----------     ----------     ----------     ----------      ----------
Total distributions                               (1.53)         (1.05)         (0.84)         (0.19)          (0.71)
                                             ----------     ----------     ----------     ----------      ----------

NET ASSET VALUE, END OF PERIOD               $   100.22     $   138.60     $   122.32     $   113.01      $   104.45
                                             ==========     ==========     ==========     ==========      ==========

Total return (a)                                (26.55)%        14.18%          8.98%          8.38%(b)       15.05%

Ratios/supplemental data:
   Net assets, end of period (000's)         $   88,455     $  130,911     $   77,080     $   60,690      $   47,026
   Ratio of expenses to average net assets        1.53%          1.53%          1.70%          1.57%(b)        1.86%
   Ratio of net investment income to
      average net assets                          1.10%          0.83%          0.76%          0.18%(b)        0.81%
   Portfolio turnover rate                          22%            22%            18%            18%(b)          26%

(a) Total return is the measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction for taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
(b)   Not annualized.






SEE NOTES TO FINANCIAL STATEMENTS

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Stralem Equity Fund (the "Fund") is a non-diversified series of Stralem Fund (the "Trust"), a Delaware statutory trust reorganized on April 30, 1999 with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940.

The Fund's investment objective is long-term capital appreciation.

INVESTMENT VALUATION:

Securities that are traded on U.S. stock exchanges are generally valued at the last reported sales price. If there have been no sales on any business day, a security is valued at the closing price. U.S. Treasury Bills (maturing in 60 days or less) are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund. Fair valuation would be initiated in instances when prices of individual portfolio securities are "not readily available" or when there is an occurrence of a "significant event" that occurs after market closings but before the Fund's NAV is determined. Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

INCOME TAXES:

The Fund's policy is to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, only nominal federal income taxes and excise taxes were paid by the Fund.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. As required by FIN 48, management has concluded that no provision for income tax is required in these financial statements. The statue of limitations on the Fund's tax returns remains open for the years ended October 31, 2005, October 31, 2006 and October 31, 2007.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INCOME:

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.

2.    FAIR VALUE MEASUREMENT

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2008:

      VALUATION INPUTS
      ----------------
      Level 1                $  81,429,187
      Level 2                    5,996,754
                             -------------
      Total                  $  87,425,941
                             =============

3.    RELATED PARTY TRANSACTIONS

The Fund has  entered  into an  Investment  Advisory  Agreement  with  Stralem &
Company Incorporated (the "Investment Adviser"). Pursuant to the Fund's Investment Advisory Agreement, the Fund pays the Investment Adviser an annual advisory fee, payable quarterly, based on the average weekly net assets of the Fund at a rate of 1.25% of the first $50 million of such net assets, 1.00% of the next $50 million of such net assets and 0.75% of such net assets in excess of $100 million.

Prior to May 1, 2008, the Investment Adviser provided the Fund with certain administrative services, for which it received from the Fund an administration fee at an annual rate of 0.15% of the first $50 million of the Fund's average weekly net assets, 0.125% of the next $50 million of such net assets and 0.10% of such net assets over $100 million. During the year ended October 31, 2008, the Investment Adviser earned $79,322 of administration fees.

On May 1, 2008, Ultimus Fund Solutions, LLC ("Ultimus"), became as the Fund's administrator, fund accountant and transfer agent and shareholder servicing agent. Ultimus provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. Ultimus also maintains the records of each shareholder's account, processes purchases and redemptions of the Fund's shares and acts as dividend and distribution disbursing agent. For the performance of administrative and accounting services, the Fund pays Ultimus a fee at the annual rate of 0.125% on the first $500 million of its average daily net assets and 0.10% on such net assets in excess of $500 million, subject to a minimum fee of $6,000 per month. During the year ended October 31, 2008, Ultimus earned $69,982 of administration fees. Ultimus, in its role as transfer agent, receives an annual fee of $15 to $20 per shareholder account, depending on the type of account, subject to a minimum fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services. In addition, the Fund pays $6,000 annually to Ultimus, which provides the Fund with the ability to access Fund/SERV and Networking through National Securities Clearing Corporation.

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor does not receive a fee from the Fund or the Investment Adviser for its distribution services. Certain officers and a Trustee of the Trust are also officers of the Investment Adviser, Ultimus and/or of the Distributor.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    DISTRIBUTIONS TO SHAREHOLDERS

Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in October. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the years ended October 31, 2008 and October 31, 2007 was as follows:

                                    October 31,         October 31,
                                       2008                 2007
                                    -----------          ---------
Distributions paid from:
  Ordinary income                   $ 1,270,753          $ 903,059
  Long-term capital gains                    --             48,626
                                    -----------          ---------
                                    $ 1,270,753          $ 951,685
                                    ===========          =========

5.    INVESTMENT TRANSACTIONS

During the year ended October 31, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $24,735,844 and $39,782,076, respectively.

Cost of portfolio investments               $ 92,343,619
                                            ============

The tax character of distributable earnings as of October 31, 2008:

Gross unrealized appreciation               $  9,501,328
Gross unrealized depreciation                (14,419,006)
                                            ------------

Net unrealized depreciation                 $ (4,917,678)
                                            ------------

Accumulated undistributed ordinary income         24,986
Capital loss carryforward                     (1,955,297)
                                            ------------
Accumulated deficit                         $ (6,847,989)
                                            ============

As of October 31, 2008, capital loss carryforwards of $1,955,297 are available to offset future realized gains. These losses expire in 2016.

6.    CONTINGENCIES AND COMMITMENTS

The Stralem Fund Trust Instrument provides that the Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Eisner                                         Eisner LLP
                                               Accountants and Advisors

                                               750 Third Avenue
                                               New York, NY 10017-2703
                                               Tel 212.949.8700 Fax 212.891.4100
                                               www.eisnerllp.com

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
Stralem Equity Fund

We have audited the accompanying statement of assets and liabilities of Stralem Equity Fund (the "Fund"), including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stralem Equity Fund as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Eisner LLP

New York, New York
December 16, 2008

                                 Independent Member of Baker Tilly International

STRALEM EQUITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses which are deducted from the Fund's gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (May 1, 2008) and held until the end of the period (October 31, 2008).

                                 ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs in investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

-----------------------------------------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE       EXPENSES PAID
                                       MAY 1, 2008           OCTOBER 31, 2008         DURING PERIOD*
-----------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000.00                   $759.20                $7.12
-----------------------------------------------------------------------------------------------------
Based on Hypothetical 5%               $1,000.00                 $1,017.04                $8.16
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.61%, for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

STRALEM EQUITY FUND
ADDITIONAL INFORMATION (UNAUDITED)
================================================================================

TRUSTEE COMPENSATION

--------------------------------------------------------------------------------------------------------------------
                                   AGGREGATE
                               COMPENSATION FROM    PENSION OR RETIREMENT                       TOTAL COMPENSATION
                                   THE FUND          BENEFITS ACCRUED AS     ESTIMATED ANNUAL    FROM THE FUND AND
                              FOR THE YEAR ENDED        PART OF FUND'S        BENEFITS UPON      FUND COMPLEX PAID
                               OCTOBER 31, 2008            EXPENSES             RETIREMENT          TO TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Philippe E. Baumann                  None                    None                  None                None
--------------------------------------------------------------------------------------------------------------------
Kenneth D. Pearlman                 $4,000                   None                  None               $4,000
--------------------------------------------------------------------------------------------------------------------
Michael T. Rubin                    $4,000                   None                  None               $4,000
--------------------------------------------------------------------------------------------------------------------
Jean Paul Ruff                      $4,000                   None                  None               $4,000
--------------------------------------------------------------------------------------------------------------------

None of the Trustees and officers of the Fund receives any compensation, other than Trustees' fees, from the Fund. Each Trustee receives a fee of $1,000 per board meeting attended. As an interested person of the Fund, Mr. Baumann receives no compensation for his service as a Trustee. In addition, the Fund reimburses the Trustees for their out-of-pocket expenses incurred on Fund business. There are generally at least three meetings per year. No Trustees' out-of-pocket expenses were claimed or reimbursed during the year ended October 31, 2008.

PROXY VOTING POLICIES AND PROCEDURES
A description of Stralem Equity Fund's proxy voting policies and procedures is available, without charge, upon request by calling Stralem Equity Fund toll free at (866) 822-9555 or on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the most recent 12-month period ended June 30th is available from the SEC's website at www.sec.gov or upon request by calling Stralem at the above number.

QUARTERLY PORTFOLIO HOLDINGS
The Fund's Form N-Q containing a complete schedule of portfolio holdings as of the end of the first and third quarters of each fiscal year is available on the SEC's website at http://www.sec.gov or is available upon request, without charge, by calling Stralem Equity Fund toll free at (866) 822-9555.

HOUSEHOLDING
The Fund will generally send only one copy of the Prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same "household". This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies or do not want your mailings to be "householded," please send us a written request or call us toll free at (866) 822-9555.

STRALEM EQUITY FUND
FUND OFFICERS AND TRUSTEES (UNAUDITED)
================================================================================

                               STRALEM EQUITY FUND

                               EXECUTIVE OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                          Adam Abelson, Vice President
                      Andrea Baumann Lustig, Vice President
                            Mark J. Seger, Treasurer
            Hirschel B. Abelson, Secretary/Senior Assistant Treasurer
                    Joann Paccione, Chief Compliance Officer/
                      Senior Assistant Treasurer/Secretary

                                    TRUSTEES

---------------------------------------------------------------------------------------------------------------
                                                         LENGTH OF
                              POSITION(S) HELD WITH         TIME             PRINCIPAL OCCUPATION DURING
            NAME/AGE                THE TRUST              SERVED                  PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Philippe E. Baumann (78)      Trustee and President       35 years      Executive Vice President and Director
                                                                        of the Investment Adviser
---------------------------------------------------------------------------------------------------------------
Kenneth D. Pearlman (78)             Trustee              35 years      Retired

---------------------------------------------------------------------------------------------------------------
Michael T. Rubin (67)                Trustee              11 years      Retired

---------------------------------------------------------------------------------------------------------------
Jean Paul Ruff (73)                  Trustee              28 years      President and Chairman, Hawley Fuel
                                                                        Coal, Inc.
---------------------------------------------------------------------------------------------------------------

                               INVESTMENT ADVISER

                         Stralem & Company Incorporated
                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152

This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. The Fund can suffer losses as well as gains.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Upon careful review of the credentials of the audit committee members, the registrant's board of trustees has determined that although the audit committee members have sufficient financial expertise to address any issues that are likely to come before the audit committee, no one member meets the technical definition of an audit committee financial expert. After discussion and evaluation of the accounting environment in which the registrant operates the audit committee members determined that it is not essential that the registrant appoint an additional trustee who would qualify as an audit committee financial expert. If the audit committee members determine that it is necessary to obtain the advice of an audit committee financial expert, they will consider appointing such a person.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $30,000 and $19,750 with respect to the registrant's fiscal years ended October 31, 2008 and October 31, 2007, respectively.

      (b) AUDIT-RELATED FEES. The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $14,510 and $8,000 with respect to the fiscal years ended October 31, 2008 and October 31, 2007, respectively. The services comprising these fees are related to compliance with the US Patriot Act, review of the registrant's anti-money laundering compliance policies and procedures, review of semi-annual financial statements and surprise security count, and attendance at audit committee meetings.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,700 and $12,300 with respect to the registrant's fiscal years ended October 31, 2008 and October 31, 2007, respectively. The services comprising these fees relate to tax planning, compliance and the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended October 31, 2008 and October 31, 2007, aggregate non-audit fees of $10,700 and $12,300, respectively, were billed by the registrant's accountant for services rendered to the registrant. With respect to the fiscal years ended October 31, 2008 and October 31, 2007, aggregate non-audit fees of $12,750 and $12,000, respectively, were billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stralem Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Philippe E. Baumann
                              --------------------------------------------------
                                    Philippe E. Baumann, President

Date       December 16, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Philippe E. Baumann
                              --------------------------------------------------
                                    Philippe E. Baumann, President

Date       December 16, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date       December 16, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.